INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Reserves

Inventories, net of reserves, consisted of the following at June 30, 2021 and December 31, 2020:

	As of June 30,	As of December 31,
	2021	2020
Raw materials	$589,343	$525,626
Work in process	100	—
Finished goods	17	8,805
Total	$589,460	$534,431

Inventories consisted of the following at December 31, 2020 and December 31, 2019:

	As of December 31,
	2020	2019
Raw materials	$525,626	$503,832
Work in process	—	30,060
Finished goods	8,805	—
Total	$534,431	$533,892